SIGNIFICANT ACCOUNTING POLICIES (Schedule of Calculation of Numerator and Denominator in Basic and Diluted Net Earnings (Loss) Per Share) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator for basic and diluted net earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares	$ (23,192)		$ (5,850)		$ 30,619
Denominator for basic net earnings (loss) per share -
Weighted average number of shares	41,410,409		40,929,056		40,466,906
Add-employee stock options and convertible subordinated notes		[1]		[1]	1,518
Denominator for diluted net earnings (loss) per share -
Adjusted weighted average shares assuming exercise of options	41,410,409		40,929,056		41,985,158

[1]	Anti-dilutive.